UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$38	0.77%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,777,504
Number of Portfolio Holdings	711
Table Summary

Portfolio Turnover Rate	28.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	14.2%
Japan	11.3
United Kingdom	5.9
Canada	5.6
China	5.1
Italy	3.6
Germany	3.6
France	3.1
Spain	2.9
Other	44.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.0%
People's Republic of China	5.1
United Kingdom Gilt	4.3
Government of Japan Treasury Bills	4.2
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Singapore	2.8
Republic of Indonesia	2.4
Government of Canada	2.2
Deutsche Bundesrepublik	2.2
Government of Malaysia	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1114-053 8/26

International Bond Fund (USD Hedged)

Investor Class (TNIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$49	0.99%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,777,504
Number of Portfolio Holdings	711
Table Summary

Portfolio Turnover Rate	28.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	14.2%
Japan	11.3
United Kingdom	5.9
Canada	5.6
China	5.1
Italy	3.6
Germany	3.6
France	3.1
Spain	2.9
Other	44.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.0%
People's Republic of China	5.1
United Kingdom Gilt	4.3
Government of Japan Treasury Bills	4.2
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Singapore	2.8
Republic of Indonesia	2.4
Government of Canada	2.2
Deutsche Bundesrepublik	2.2
Government of Malaysia	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1115-053 8/26

International Bond Fund (USD Hedged)

Advisor Class (TTABX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund (USD Hedged)

I Class (TNBMX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,777,504
Number of Portfolio Holdings	711
Table Summary

Portfolio Turnover Rate	28.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	14.2%
Japan	11.3
United Kingdom	5.9
Canada	5.6
China	5.1
Italy	3.6
Germany	3.6
France	3.1
Spain	2.9
Other	44.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.0%
People's Republic of China	5.1
United Kingdom Gilt	4.3
Government of Japan Treasury Bills	4.2
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Singapore	2.8
Republic of Indonesia	2.4
Government of Canada	2.2
Deutsche Bundesrepublik	2.2
Government of Malaysia	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1116-053 8/26

International Bond Fund (USD Hedged)

I Class (TNBMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

International Bond Fund (USD Hedged)

Z Class (TRMZX)

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,777,504
Number of Portfolio Holdings	711
Table Summary

Portfolio Turnover Rate	28.0%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
United States	14.2%
Japan	11.3
United Kingdom	5.9
Canada	5.6
China	5.1
Italy	3.6
Germany	3.6
France	3.1
Spain	2.9
Other	44.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government of Japan	7.0%
People's Republic of China	5.1
United Kingdom Gilt	4.3
Government of Japan Treasury Bills	4.2
Italy Buoni Poliennali Del Tesoro	2.8
Republic of Singapore	2.8
Republic of Indonesia	2.4
Government of Canada	2.2
Deutsche Bundesrepublik	2.2
Government of Malaysia	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1256-053 8/26

International Bond Fund (USD Hedged)

Z Class (TRMZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged)
TTABX International Bond
Fund (USD Hedged)–
.
Advisor Class
TNBMX International Bond Fund
(USD Hedged)–
.
I Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .55 $ 8 .53 $ 8 .48 $ 7 .91 $ 9 .91 $ 10 .35
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .28 0 .26 0 .21 0 .15 0 .11
Net realized and
unrealized gain/
loss ( 0 .02 ) 0 .02 0 .04 0 .56 ( 1 .32 ) ( 0 .28 )
Total from
investment
activities 0 .12 0 .30 0 .30 0 .77 ( 1 .17 ) ( 0 .17 )
Distributions
Net investment
income ( 0 .14 ) ( 0 .26 ) ( 0 .25 ) ( 0 .03 ) ( 0 .15 ) ( 0 .15 )
Net realized gain — — — — ( 0 .68 ) ( 0 .12 )
Tax return of
capital — ( 0 .02 ) — ( 0 .17 ) — —
Total distributions ( 0 .14 ) ( 0 .28 ) ( 0 .25 ) ( 0 .20 ) ( 0 .83 ) ( 0 .27 )
NET ASSET
VALUE
End of period $ 8 .53 $ 8 .55 $ 8 .53 $ 8 .48 $ 7 .91 $ 9 .91

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .39% 3 .56% 3 .55% 9 .88% ( 12 .03 ) % ( 1 .66 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .77%
(4)
0 .79% 0 .79% 0 .77% 0 .75% 0 .61%
Net expenses
after waivers/
payments by
Price Associates 0 .77%
(4)
0 .79% 0 .79% 0 .77% 0 .75% 0 .61%
Net investment
income 3 .20%
(4)
3 .29% 3 .02% 2 .59% 1 .65% 1 .04%
Portfolio turnover
rate 28 .0% 71 .3% 54 .5% 68 .9% 74 .6% 35 .3%
Net assets, end of
period (in millions) $72 $74 $73 $82 $76 $218
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .53 $ 8 .50 $ 8 .46 $ 7 .90 $ 9 .90 $ 10 .35
Investment
activities
Net investment
income
(1)(2)
0 .13 0 .26 0 .24 0 .19 0 .13 0 .10
Net realized and
unrealized gain/
loss ( 0 .03 ) 0 .03 0 .03 0 .55 ( 1 .32 ) ( 0 .32 )
Total from
investment
activities 0 .10 0 .29 0 .27 0 .74 ( 1 .19 ) ( 0 .22 )
Distributions
Net investment
income ( 0 .13 ) ( 0 .24 ) ( 0 .23 ) ( 0 .02 ) ( 0 .13 ) ( 0 .11 )
Net realized gain — — — — ( 0 .68 ) ( 0 .12 )
Tax return of
capital — ( 0 .02 ) — ( 0 .16 ) — —
Total distributions ( 0 .13 ) ( 0 .26 ) ( 0 .23 ) ( 0 .18 ) ( 0 .81 ) ( 0 .23 )
NET ASSET
VALUE
End of period $ 8 .50 $ 8 .53 $ 8 .50 $ 8 .46 $ 7 .90 $ 9 .90

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .16% 3 .48% 3 .21% 9 .52% ( 12 .23 ) % ( 2 .12 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .48%
(4)
2 .39% 1 .70% 0 .99% 0 .99% 1 .08%
Net expenses
after waivers/
payments by
Price Associates 0 .99%
(4)
0 .99% 0 .99% 0 .99% 0 .99% 0 .99%
Net investment
income 2 .99%
(4)
3 .09% 2 .80% 2 .40% 1 .46% 1 .03%
Portfolio turnover
rate 28 .0% 71 .3% 54 .5% 68 .9% 74 .6% 35 .3%
Net assets, end
of period (in
thousands) $78 $77 $75 $212 $81 $102
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .55 $ 8 .52 $ 8 .47 $ 7 .91 $ 9 .91 $ 10 .36
Investment
activities
Net investment
income
(1)(2)
0 .15 0 .30 0 .28 0 .23 0 .17 0 .15
Net realized and
unrealized gain/
loss ( 0 .03 ) 0 .03 0 .04 0 .55 ( 1 .32 ) ( 0 .32 )
Total from
investment
activities 0 .12 0 .33 0 .32 0 .78 ( 1 .15 ) ( 0 .17 )
Distributions
Net investment
income ( 0 .15 ) ( 0 .27 ) ( 0 .27 ) ( 0 .03 ) ( 0 .17 ) ( 0 .16 )
Net realized gain — — — — ( 0 .68 ) ( 0 .12 )
Tax return of
capital — ( 0 .03 ) — ( 0 .19 ) — —
Total distributions ( 0 .15 ) ( 0 .30 ) ( 0 .27 ) ( 0 .22 ) ( 0 .85 ) ( 0 .28 )
NET ASSET
VALUE
End of period $ 8 .52 $ 8 .55 $ 8 .52 $ 8 .47 $ 7 .91 $ 9 .91

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .40% 3 .95% 3 .81% 10 .00% ( 11 .81 ) % ( 1 .64 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .52%
(4)
0 .53% 0 .54% 0 .54% 0 .53% 0 .50%
Net expenses
after waivers/
payments by
Price Associates 0 .52%
(4)
0 .53% 0 .54% 0 .54% 0 .53% 0 .50%
Net investment
income 3 .53%
(4)
3 .51% 3 .29% 2 .84% 1 .91% 1 .48%
Portfolio turnover
rate 28 .0% 71 .3% 54 .5% 68 .9% 74 .6% 35 .3%
Net assets, end of
period (in millions) $3,191 $1,471 $1,875 $1,488 $1,246 $555
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .56 $ 8 .53 $ 8 .48 $ 7 .91 $ 9 .92 $ 10 .36
Investment
activities
Net investment
income
(1)(2)
0 .17 0 .35 0 .32 0 .27 0 .22 0 .21
Net realized and
unrealized gain/
loss ( 0 .03 ) 0 .03 0 .04 0 .56 ( 1 .33 ) ( 0 .32 )
Total from
investment
activities 0 .14 0 .38 0 .36 0 .83 ( 1 .11 ) ( 0 .11 )
Distributions
Net investment
income ( 0 .17 ) ( 0 .32 ) ( 0 .31 ) ( 0 .03 ) ( 0 .22 ) ( 0 .21 )
Net realized gain — — — — ( 0 .68 ) ( 0 .12 )
Tax return of
capital — ( 0 .03 ) — ( 0 .23 ) — —
Total distributions ( 0 .17 ) ( 0 .35 ) ( 0 .31 ) ( 0 .26 ) ( 0 .90 ) ( 0 .33 )
NET ASSET
VALUE
End of period $ 8 .53 $ 8 .56 $ 8 .53 $ 8 .48 $ 7 .91 $ 9 .92

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
1 .65% 4 .50% 4 .37% 10 .72% ( 11 .43 ) % ( 1 .05 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .50%
(4)
0 .51% 0 .50% 0 .51% 0 .51% 0 .50%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 3 .98%
(4)
4 .08% 3 .83% 3 .37% 2 .44% 2 .10%
Portfolio turnover
rate 28 .0% 71 .3% 54 .5% 68 .9% 74 .6% 35 .3%
Net assets, end of
period (in millions) $6,515 $5,785 $5,168 $4,488 $4,359 $5,334
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 18,633
Republic of Albania, 5.90%, 6/9/28 (EUR)  19,455,000 23,267
Total Albania (Cost $39,484) 41,900
ARGENTINA 0.0%
Corporate Bonds 0.0%
Vaca Muerta , FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,173, 9.335%, 7/8/30 (USD) (2) 3,173,000 3,215
Total Argentina (Cost $3,173) 3,215
AUSTRALIA 2.1%
Corporate Bonds 0.8%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,927
APA Infrastructure, 2.00%, 7/15/30 (EUR)  6,600,000 7,154
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,907
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,962
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,076
Brambles USA, 3.625%, 4/2/33 (EUR)  8,790,000 10,060
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,996
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,939
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  11,947,000 14,156
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  6,100,000 7,003
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,940
79,120
Government Bonds 1.3%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  188,241,000 130,075
130,075
Total Australia (Cost $209,686) 209,195
AUSTRIA 0.2%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,824
2,824

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Republic of Austria, 0.75%, 3/20/51 (1) 21,348,000 12,931
Republic of Austria, 3.15%, 10/20/53 (1) 5,150,000 5,344
18,275
Total Austria (Cost $21,717) 21,099
BELGIUM 1.9%
Corporate Bonds 0.2%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,945
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,566
Cofinimmo , 0.875%, 12/2/30  3,100,000 3,162
KBC Group, VR, 3.375%, 1/15/33 (3) 5,100,000 5,777
KBC Group, VR, 3.375%, 11/24/33 (3) 500,000 563
UCB, 4.25%, 3/20/30  3,900,000 4,559
18,572
Government Bonds 1.7%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 161,838,000 169,063
169,063
Total Belgium (Cost $178,893) 187,635
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  6,856,000 7,414
Total Benin (Cost $7,388) 7,414
BRAZIL 2.3%
Corporate Bonds 0.3%
FS Luxembourg, 8.625%, 6/25/33 (USD) (4) 3,500,000 3,323
Klabin Austria, 5.75%, 4/3/29 (USD)  9,300,000 9,450
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(5)(6) 12,680,000 7,011
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (5)(6) 2,240,000 1,235
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 6,970,000 6,812
27,831

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  439,237,000 73,998
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  618,319,000 96,215
Republic of Brazil, 4.00%, 4/23/30 (EUR)  12,630,000 14,483
Republic of Brazil, 5.50%, 4/23/36 (EUR)  14,060,000 16,257
200,953
Total Brazil (Cost $235,506) 228,784
BULGARIA 0.6%
Government Bonds 0.6%
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35  29,216,000 32,555
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34  23,245,000 26,452
Total Bulgaria (Cost $60,593) 59,007
CANADA 4.6%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,779
5,779
Corporate Bonds 0.3%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,943
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,784
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 19,272
24,999
Government Bonds 3.9%
Government of Canada, 2.75%, 12/1/48  41,636,000 25,054
Government of Canada, 3.50%, 12/1/57  80,560,000 53,879
Government of Canada, 4.00%, 3/1/29  192,330,000 139,579
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  199,083,585 163,179
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,733
383,424

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Non-U.S. Government Mortgage-Backed Securities 0.3%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 17,581,515 12,414
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 31,390,000 22,306
34,720
Total Canada (Cost $462,918) 448,922
CHILE 1.3%
Corporate Bonds 0.1%
AES Andes, 6.25%, 3/14/32 (USD)  2,902,000 3,002
Engie Energia Chile, 6.375%, 4/17/34 (USD)  4,940,000 5,157
Interchile , 4.50%, 6/30/56 (USD)  4,563,000 3,848
12,007
Government Bonds 1.2%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 40,215,000,000 44,800
Bonos de la Tesoreria de la Republica en pesos, Inflation-
Indexed, 1.90%, 9/1/30  63,888,041,950 68,225
Republic of Chile, 3.75%, 1/14/32 (EUR)  4,780,000 5,532
118,557
Total Chile (Cost $131,067) 130,564
CHINA 5.1%
Government Bonds 5.1%
People's Republic of China, 2.625%, 7/3/31 (EUR)  12,500,000 14,175
People's Republic of China, Series INBK, 1.54%, 1/25/31  157,500,000 23,344
People's Republic of China, Series INBK, 1.66%, 12/25/32  270,150,000 40,125
People's Republic of China, Series INBK, 1.75%, 2/25/36  711,910,000 105,131
People's Republic of China, Series INBK, 1.78%, 9/15/32  531,700,000 79,592
People's Republic of China, Series INBK, 1.78%, 11/15/35  160,000,000 23,691
People's Republic of China, Series INBK, 1.83%, 8/25/35  404,030,000 60,090
People's Republic of China, Series INBK, 2.15%, 8/25/55  453,500,000 65,339
People's Republic of China, Series INBK, 2.28%, 11/6/75  22,500,000 3,192
People's Republic of China, Series INBK, 2.38%, 1/15/56  267,600,000 40,392
People's Republic of China, Series INBK, 2.47%, 7/25/54  145,430,000 22,386
People's Republic of China, Series INBK, 2.53%, 6/15/74  38,700,000 6,036
People's Republic of China, Series INBK, 3.53%, 10/18/51  10,000,000 1,839

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,705
Total China (Cost $482,538) 499,037
COLOMBIA 0.8%
Government Bonds 0.8%
Republic of Colombia, 3.75%, 9/19/28 (EUR)  42,292,000 48,081
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 20,939
Republic of Colombia, Series B, 7.00%, 3/26/31  23,388,800,000 5,642
Total Colombia (Cost $70,614) 74,662
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 15,250,000 18,333
Total Costa Rica (Cost $17,747) 18,333
CÔTE D'IVOIRE 0.7%
Government Bonds 0.7%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 6,300,000 7,263
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 7,630,000 8,766
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,936,000 2,188
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 24,736,500,000 43,769
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  6,650,000 7,822
Total Côte d'Ivoire (Cost $66,101) 69,808
CYPRUS 0.1%
Government Bonds 0.1%
Republic of Cyprus, 0.95%, 1/20/32  13,071,000 13,449
Total Cyprus (Cost $14,939) 13,449
CZECH REPUBLIC 1.1%
Corporate Bonds 0.1%
Ceska sporitelna , VR, 4.57%, 7/3/31 (EUR) (3) 4,500,000 5,316
5,316

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.0%
Czech Republic, Series 125, 1.50%, 4/24/40  2,375,960,000 74,901
Czech Republic, Series 145, 3.50%, 5/30/35  530,130,000 23,181
98,082
Total Czech Republic (Cost $102,356) 103,398
DENMARK 0.6%
Corporate Bonds 0.6%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 4,037
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 9,202
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,809
DSV Finance, 3.25%, 11/6/30 (EUR)  6,000,000 6,855
Orsted , 4.875%, 1/12/32 (GBP)  16,210,000 20,787
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,715
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 16,837
Total Denmark (Cost $60,162) 63,242
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  20,608,000 24,020
Arab Republic of Egypt Treasury Bills, Series 364D, 23.771%,
8/11/26  132,350,000 2,625
Arab Republic of Egypt Treasury Bills, Series 364D, 24.099%,
8/18/26  90,875,000 1,795
Arab Republic of Egypt Treasury Bills, Series 364D, 24.101%,
8/25/26  216,125,000 4,251
Arab Republic of Egypt Treasury Bills, Series 364D, 24.311%,
11/10/26  679,650,000 12,767
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  656,400,000 12,767
Total Egypt (Cost $53,741) 58,225
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  45,885,000 52,436
Total Estonia (Cost $51,018) 52,436

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
FINLAND 0.0%
Corporate Bonds 0.0%
Metso, 0.875%, 5/26/28  2,775,000 3,040
Total Finland (Cost $2,902) 3,040
FRANCE 3.1%
Corporate Bonds 1.6%
Abertis France, 1.475%, 1/18/31  8,600,000 9,039
Banijay Gaming, 5.125%, 12/10/31 (1) 4,155,000 4,819
Banijay Gaming, 5.125%, 12/10/31  2,410,000 2,795
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,384
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,438
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  13,800,000 16,794
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,757
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,673
BPCE, 0.25%, 1/14/31  7,100,000 7,098
BPCE, 3.50%, 1/25/28  5,500,000 6,335
Credit Agricole, 0.875%, 1/14/32  1,000,000 996
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,778
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,848
Engie, 3.875%, 1/6/31  6,000,000 7,018
EssilorLuxottica , 0.375%, 11/27/27  2,700,000 2,982
Iliad Holding, 6.875%, 4/15/31  6,980,000 8,387
IPD 3, 5.50%, 6/15/31  6,196,000 6,903
Opal Bidco , 5.50%, 3/31/32  7,360,000 8,654
Orange, 3.25%, 1/15/32 (GBP)  10,700,000 12,985
Praemia Healthcare, 1.375%, 9/17/30  2,600,000 2,702
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,704
SNF Group, 4.50%, 3/15/32  4,692,000 5,465
Societe Generale, VR, 4.875%, 11/21/31 (3) 5,700,000 6,859
Veolia Environnement , 1.25%, 4/2/27  2,000,000 2,259
Veolia Environnement , 1.94%, 1/7/30  5,700,000 6,246
155,918
Government Bonds 1.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 7,471,000 6,884
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 93,259,000 105,205

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of France, Series OAT, 3.25%, 5/25/55 (1) 35,730,000 33,065
145,154
Total France (Cost $299,656) 301,072
GERMANY 3.6%
Corporate Bonds 1.1%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,945
E.ON International Finance, 6.375%, 6/7/32 (GBP)  15,300,000 21,525
Fresenius, 1.625%, 10/8/27  2,635,000 2,964
Gruenenthal , 4.625%, 11/15/31  160,000 184
Hannover Rueck , VR, 1.125%, 10/9/39 (3) 11,500,000 12,219
Hannover Rueck , VR, 1.75%, 10/8/40 (3) 4,800,000 5,098
IHO Verwaltungs , 5.625%, 5/15/31, (5.625% Cash or 6.375%
PIK) (1)(7) 441,718 524
IHO Verwaltungs , 5.625%, 5/15/31, (5.625% Cash or 6.375%
PIK) (7) 4,100,000 4,867
Knorr- Bremse , 3.25%, 9/21/27  2,500,000 2,866
Progroup , 5.375%, 4/15/31  3,905,000 4,551
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,529
Techem Verwaltungsgesellschaft 675 mbH , 4.625%, 7/15/32  3,070,000 3,526
TUI Cruises, 5.00%, 5/15/30  4,485,000 5,195
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,797
Volkswagen Bank, 4.625%, 5/3/31  5,900,000 6,986
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 10,564
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,475
Wintershall Dea Finance, 4.357%, 10/3/32  6,150,000 7,089
ZF Europe Finance, 5.50%, 2/17/32  5,000,000 5,649
110,553
Government Bonds 2.5%
Bundesrepublik Deutschland Bundesanleihe , Series TWIN,
2.30%, 2/15/33  15,500,000 17,290
Deutsche Bundesrepublik , Inflation-Indexed, 0.50%, 4/15/30  193,138,636 217,993
Kreditanstalt fuer Wiederaufbau , 4.70%, 6/2/37 (CAD)  5,202,000 3,808
239,091
Total Germany (Cost $346,844) 349,644

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
GREECE 0.2%
Corporate Bonds 0.2%
Eurobank, VR, 3.25%, 3/12/30 (3) 12,450,000 14,170
United Group, 6.375%, 5/14/33  4,100,000 4,787
Total Greece (Cost $17,615) 18,957
HUNGARY 0.2%
Government Bonds 0.2%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  12,114,000 14,743
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 6,912
Total Hungary (Cost $20,507) 21,655
ICELAND 0.2%
Government Bonds 0.2%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  8,096,000 9,436
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  5,385,000 5,853
Total Iceland (Cost $15,247) 15,289
INDIA 0.2%
Corporate Bonds 0.1%
Renew Treasury Ifsc , 6.50%, 2/2/31 (USD) (1) 7,350,000 7,296
7,296
Government Bonds 0.1%
Republic of India, 7.26%, 8/22/32  1,279,030,000 13,983
13,983
Total India (Cost $22,345) 21,279
INDONESIA 2.6%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,400
Freeport Indonesia, 6.20%, 4/14/52 (USD)  1,360,000 1,331
Minejesa Capital, 5.625%, 8/10/37 (USD)  7,765,000 7,415
18,146

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.4%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  50,550,000 7,440
Republic of Indonesia, 2.65%, 3/4/31 (CNH)  55,130,000 8,115
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  48,840,000 7,113
Republic of Indonesia, 3.05%, 3/4/36 (CNH)  57,780,000 8,501
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  61,788,000 71,024
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  3,920,000 2,740
Republic of Indonesia, Series FR68, 8.375%, 3/15/34  128,937,000,000 7,716
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  1,320,952,000,000 71,381
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 8,483
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  463,060,000,000 25,693
Republic of Indonesia, Series 101, 6.875%, 4/15/29  102,083,000,000 5,681
Republic of Indonesia, Series 103, 6.75%, 7/15/35  213,116,000,000 11,591
Republic of Indonesia, Series 106, 7.125%, 8/15/40  44,199,000,000 2,455
237,933
Total Indonesia (Cost $275,350) 256,079
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3)(4) 5,900,000 6,837
AIB Group, VR, 4.625%, 5/20/35 (3) 2,656,000 3,125
9,962
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,090
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,178
7,268
Total Ireland (Cost $20,939) 17,230
ISRAEL 0.2%
Government Bonds 0.2%
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 20,349
Total Israel (Cost $21,200) 20,349
ITALY 3.6%
Corporate Bonds 0.8%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,907

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Autostrade per l'Italia , 1.625%, 1/25/28  2,680,000 2,995
Autostrade per l'Italia , 2.00%, 12/4/28  6,245,000 6,940
Autostrade per l'Italia , 2.00%, 1/15/30  5,620,000 6,130
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,763
Gg12, 6.25%, 4/28/33  8,360,000 9,768
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 13,650
Italgas , 1.625%, 1/19/27  2,570,000 2,917
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,622
Snam , 0.875%, 10/25/26  6,950,000 7,897
UniCredit, VR, 3.20%, 9/22/31 (3) 8,156,000 9,211
UniCredit, VR, 3.776%, 4/16/32 (3) 8,480,000 9,782
78,582
Government Bonds 2.8%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 55,646,000 62,889
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  15,235,000 12,417
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  101,613,000 116,287
Italy Buoni Poliennali Del Tesoro, Series 7Y, 3.50%,
2/15/31 (1) 9,699,000 11,330
Italy Buoni Poliennali Del Tesoro, Series CPI, Inflation-
Indexed, 1.10%, 8/15/31  61,826,986 70,586
273,509
Total Italy (Cost $356,547) 352,091
JAPAN 11.3%
Corporate Bonds 0.1%
SoftBank Group, 7.00%, 4/22/32 (EUR)  8,300,000 9,880
9,880
Government Bonds 11.2%
Government of Japan, Series 18, 3.10%, 3/20/65  2,509,750,000 13,169
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  9,019,440,390 55,858
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,538,466,300 27,809
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,353,914,872 20,359
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  18,059,013,220 106,350
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  10,387,512,016 60,450

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 44, 1.70%, 9/20/44  12,766,200,000 59,415
Government of Japan, Series 74, 1.00%, 3/20/52  756,250,000 2,470
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 37,057
Government of Japan, Series 76, 1.40%, 9/20/52  3,100,100,000 11,246
Government of Japan, Series 83, 2.20%, 6/20/54  6,220,600,000 27,153
Government of Japan, Series 87, 2.80%, 6/20/55  3,272,000,000 16,292
Government of Japan, Series 89, 3.40%, 12/20/55  13,963,400,000 78,358
Government of Japan, Series 183, 1.60%, 12/20/30  8,118,350,000 49,387
Government of Japan, Series 195, 3.20%, 12/20/45  3,880,000,000 22,535
Government of Japan, Series 370, 0.50%, 3/20/33  5,738,400,000 31,608
Government of Japan, Series 379, 1.50%, 6/20/35  9,501,850,000 53,557
Government of Japan, Series 381, 2.10%, 12/20/35  1,500,000,000 8,825
Government of Japan Treasury Bills, Series 1319, 0.78%,
7/21/26  19,550,000,000 120,178
Government of Japan Treasury Bills, Series 1381, 0.853%,
8/17/26  19,500,000,000 119,792
Government of Japan Treasury Bills, Series 1390, 0.915%,
9/28/26  28,900,000,000 177,346
1,099,214
Total Japan (Cost $1,262,121) 1,109,094
JORDAN 0.2%
Government Bonds 0.2%
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  11,678,000 12,218
Kingdom of Jordan, 7.75%, 1/15/28 (USD)  7,001,000 7,255
Total Jordan (Cost $19,374) 19,473
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  7,830,000 7,927
Tengizchevroil Finance International, 3.25%, 8/15/30
(USD) (4) 12,400,000 11,533
Total Kazakhstan (Cost $19,028) 19,460
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal , 2.625%, 4/28/28 (USD) (1) 6,140,000 5,857
Total Kuwait (Cost $6,146) 5,857

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.5%
Government Bonds 1.5%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 97,815
Republic of Latvia, 3.875%, 5/22/29  41,552,000 48,780
Total Latvia (Cost $141,895) 146,595
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  24,359,000 27,934
Republic of Lithuania, 3.875%, 6/14/33  46,684,000 55,068
Total Lithuania (Cost $77,778) 83,002
LUXEMBOURG 0.7%
Corporate Bonds 0.7%
Aegis 1A, 5.625%, 10/29/31, (5.625% PIK) (1)(7) 985,000 1,141
Aegis 1A, 5.625%, 10/29/31, (5.625% PIK) (7) 2,364,000 2,738
Albion Financing 1, 5.375%, 5/21/30  6,196,000 7,298
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  6,700,000 7,115
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 10,889
Essendi, 5.625%, 5/15/32  2,004,000 2,330
Eurofins Scientific, 3.875%, 2/5/33  8,193,000 9,363
GELF Bond Issuer I, 3.625%, 11/27/31  6,000,000 6,786
Logicor Financing, 3.25%, 11/13/28  10,800,000 12,298
SELP Finance, 3.75%, 1/16/32  4,428,000 5,065
Total Luxembourg (Cost $65,343) 65,023
MACAO 0.1%
Corporate Bonds 0.1%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1) 6,650,000 6,541
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 5,140,000 5,317
Total Macao (Cost $11,817) 11,858

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 6,640,000 6,742
Axian Telecom Holding & Management, 7.25%, 7/11/30 (USD)  960,000 974
Total Madagascar (Cost $7,583) 7,716
MALAYSIA 2.2%
Government Bonds 2.2%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,677
Government of Malaysia, Series 0123, 4.457%, 3/31/53  15,000,000 3,904
Government of Malaysia, Series 0216, 4.736%, 3/15/46  169,879,000 45,825
Government of Malaysia, Series 0225, 3.476%, 7/2/35  73,113,000 17,752
Government of Malaysia, Series 0325, 3.917%, 7/15/55  192,495,000 45,899
Government of Malaysia, Series 0326, 3.987%, 4/23/46  124,000,000 30,691
Government of Malaysia, Series 0419, 3.828%, 7/5/34  54,350,000 13,570
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 37,382
Total Malaysia (Cost $207,023) 214,700
MEXICO 2.1%
Corporate Bonds 0.4%
America Movil , 5.75%, 6/28/30 (GBP)  6,670,000 9,130
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 8,675,000 8,513
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 6,635,000 6,812
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 5,560,000 5,438
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 3,070,000 2,980
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  6,900,000 6,884
39,757
Government Bonds 1.7%
Petroleos Mexicanos , 2.75%, 4/21/27 (EUR)  7,672,000 8,704
Petroleos Mexicanos , 4.75%, 2/26/29 (EUR)  9,023,000 10,482
United Mexican States, Series M, 7.50%, 5/26/33  1,505,319,000 80,488
United Mexican States, Series M, 8.50%, 5/31/29  304,759,000 17,671
United Mexican States, Series S, Inflation-Indexed, 4.00%,
8/24/34  832,149,806 45,776
163,121
Total Mexico (Cost $191,075) 202,878

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.4%
Government Bonds 0.4%
Government of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 25,896
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 7,755,000 8,218
Total Montenegro (Cost $31,639) 34,114
MOROCCO 1.0%
Government Bonds 1.0%
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 46,139,000 53,089
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  9,343,000 10,750
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 30,388
Total Morocco (Cost $90,030) 94,227
NETHERLANDS 0.6%
Corporate Bonds 0.6%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 131
IMCD, 3.625%, 4/30/30  6,100,000 6,981
ING Groep , VR, 0.375%, 9/29/28 (3) 2,800,000 3,100
ING Groep , VR, 1.75%, 2/16/31 (3) 6,500,000 7,029
ING Groep , VR, 4.75%, 5/23/34 (3) 6,000,000 7,304
Koninklijke KPN, 3.875%, 2/16/36  14,000,000 16,078
NN Group, 1.625%, 6/1/27  2,575,000 2,908
Trivium Packaging Finance, 6.625%, 7/15/30  4,780,000 5,708
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,827
VZ Secured Financing, 5.25%, 1/15/33  3,900,000 4,243
Ziggo, 2.875%, 1/15/30  2,720,000 2,969
Total Netherlands (Cost $58,951) 59,278
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,385
9,385

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  183,826,000 103,507
103,507
Total New Zealand (Cost $112,139) 112,892
NIGERIA 0.2%
Government Bonds 0.2%
Federal Republic of Nigeria OMO Bill, Series 137D, 20.748%,
9/29/26  5,700,000,000 3,925
Federal Republic of Nigeria OMO Bill, Series 140D, 20.939%,
9/8/26  5,600,000,000 3,904
Federal Republic of Nigeria OMO Bill, Series 140D, 21.129%,
9/15/26  12,207,000,000 8,472
Total Nigeria (Cost $16,462) 16,301
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR)  3,824,000 4,211
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 3,831,000 4,453
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  4,165,000 4,841
Total North Macedonia (Cost $13,318) 13,505
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor , 0.75%, 10/1/30 (EUR)  7,202,000 7,444
Total Norway (Cost $6,895) 7,444
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 3.375%, 11/25/27 (USD)  608,000 596
Veon Midco, 6.95%, 6/1/31 (USD) (1) 9,550,000 9,557
Total Pakistan (Cost $10,138) 10,153

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  14,318,000 4,094
Republic of Peru, Series REGS, 5.40%, 8/12/34  23,797,000 6,803
Total Peru (Cost $9,397) 10,897
POLAND 1.0%
Government Bonds 1.0%
Republic of Poland, 3.625%, 6/15/36 (EUR)  19,499,000 22,329
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  5,250,000 5,933
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  11,418,000 12,999
Republic of Poland, Series 0731, 4.00%, 7/25/31  211,200,000 54,388
Total Poland (Cost $95,858) 95,649
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues , VR, 1.75%, 4/7/28 (3) 3,500,000 3,959
EDP Servicios Financieros Espana, 4.375%, 4/4/32  14,193,000 16,962
Total Portugal (Cost $20,547) 20,921
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy , 3.125%, 7/12/41 (USD)  4,280,000 3,249
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 8,118
QNB Finance, 4.875%, 1/30/29 (USD)  2,175,000 2,181
Total Qatar (Cost $13,617) 13,548
ROMANIA 1.4%
Government Bonds 1.4%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 12,400,000 14,314
Republic of Romania, 5.375%, 6/7/33 (EUR)  13,340,000 15,400
Republic of Romania, 5.875%, 7/11/32 (EUR)  26,159,000 31,347
Republic of Romania, Series 10Y, 6.70%, 2/25/32  99,590,000 21,844
Republic of Romania, Series 10Y, 7.20%, 10/30/33  93,755,000 21,074
Republic of Romania, Series 11Y, 6.75%, 4/25/35  90,010,000 19,744

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, Series 15Y, 7.90%, 2/24/38  50,555,000 11,882
Total Romania (Cost $138,424) 135,605
SAUDI ARABIA 0.5%
Corporate Bonds 0.1%
Green Palm Bidco , 5.957%, 6/30/41 (USD) (1) 7,630,000 7,728
Ma'aden Sukuk, 5.25%, 1/29/36 (USD) (1) 4,400,000 4,340
Ma'aden Sukuk, 5.25%, 1/29/36 (USD)  1,000,000 986
13,054
Government Bonds 0.4%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 39,934
39,934
Total Saudi Arabia (Cost $49,989) 52,988
SERBIA 2.1%
Corporate Bonds 0.1%
Telecommunications Telekom Srbija AD Belgrade, 6.75%,
5/18/33 (EUR) (1)(4) 11,642,000 13,660
13,660
Government Bonds 2.0%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 22,108
Republic of Serbia, 1.00%, 9/23/28 (EUR)  10,787,000 11,631
Republic of Serbia, 1.50%, 6/26/29 (EUR)  63,276,000 67,375
Republic of Serbia, 4.25%, 5/6/31 (EUR) (1) 39,780,000 45,566
Republic of Serbia, Series 5Y, 4.50%, 7/30/30  4,939,370,000 47,222
193,902
Total Serbia (Cost $209,612) 207,562
SINGAPORE 2.8%
Government Bonds 2.8%
Republic of Singapore, 2.25%, 8/1/36  189,877,000 149,552
Republic of Singapore, 2.50%, 4/1/30  23,600,000 18,789
Republic of Singapore, 2.875%, 7/1/29  100,102,000 80,116
Republic of Singapore, 2.875%, 9/1/30  29,080,000 23,548
Total Singapore (Cost $272,222) 272,005

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 0.3%
Government Bonds 0.3%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  14,085,000 14,172
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,924
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 5,019
Total Slovenia (Cost $28,218) 27,115
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  7,813,000 10,019
Total South Africa (Cost $9,395) 10,019
SOUTH KOREA 2.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 7,200,000 7,195
7,195
Government Bonds 2.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  14,640,000 16,584
Republic of South Korea, Series 3103, 3.375%, 3/10/31  310,829,120,000 196,029
212,613
Total South Korea (Cost $220,212) 219,808
SPAIN 2.9%
Corporate Bonds 1.0%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 9,085
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 8,900,000 10,401
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,221
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 7,397
Banco de Sabadell, VR, 5.00% (3)(8) 4,600,000 5,302
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,721
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 5,982
CaixaBank , 3.75%, 9/7/29  9,300,000 10,840
CaixaBank , VR, 6.25%, 2/23/33 (3) 2,600,000 3,085
Cellnex Telecom, 1.75%, 10/23/30  19,600,000 20,960
Cirsa Finance International, 4.875%, 10/15/31 (1) 2,500,000 2,907

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Cirsa Finance International, 4.875%, 10/15/31  5,000,000 5,815
Telefonica Emisiones , 3.724%, 1/23/34  12,000,000 13,572
101,288
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 119,150,000 90,441
Kingdom of Spain, 3.15%, 4/30/35 (1) 20,356,000 23,155
Kingdom of Spain, Inflation-Indexed, 0.70%, 11/30/33 (1) 63,954,101 70,855
184,451
Total Spain (Cost $284,705) 285,739
SUPRANATIONAL 0.3%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  1,010,600,000 10,394
10,394
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  514,700,000 5,390
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  805,000,000 8,497
13,887
Total Supranational (Cost $27,567) 24,281
SWEDEN 0.3%
Corporate Bonds 0.1%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,742
Skandinaviska Enskilda Banken , 0.375%, 6/21/28 (EUR)  2,865,000 3,112
Verisure Holding, 4.125%, 1/2/32 (EUR) (1) 2,100,000 2,415
8,269
Government Bonds 0.2%
Kingdom of Sweden, Series 1067, 2.50%, 10/15/36  251,990,000 25,638
25,638
Total Sweden (Cost $34,403) 33,907
SWITZERLAND 0.2%
Corporate Bonds 0.2%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,749

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,130
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 7,848
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,495
Total Switzerland (Cost $21,413) 24,222
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,716
Total Tanzania (Cost $9,438) 9,716
THAILAND 0.2%
Corporate Bonds 0.2%
Advanced Info Service, 4.26%, 3/4/31 (USD)  4,650,000 4,537
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 7,189
GC Treasury Center, VR, 6.50% (USD) (1)(3)(8) 3,240,000 3,219
GC Treasury Center, VR, 6.50% (USD) (3)(8) 1,000,000 994
Total Thailand (Cost $15,981) 15,939
TÜRKIYE 0.4%
Corporate Bonds 0.2%
Turkiye Is Bankasi , Series 182, Zero Coupon, 8/24/26  993,075,000 19,982
19,982
Government Bonds 0.2%
Republic of Türkiye, 5.15%, 3/10/34 (EUR)  14,630,000 16,676
16,676
Total Türkiye (Cost $38,847) 36,658
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 11,130,000 11,101
DP World, 5.25%, 12/24/29 (USD)  17,900,000 17,821
Total United Arab Emirates (Cost $29,536) 28,922

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.9%
Corporate Bonds 1.6%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  6,000,000 6,866
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 5,602
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 2,695,000 3,045
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,403
Biffa Group Holdings, 5.25%, 6/15/31 (EUR)  1,372,000 1,570
Deuce Finco , 7.00%, 11/20/31  1,189,000 1,611
DS Smith, 4.50%, 7/27/30 (EUR)  3,640,000 4,303
Heathrow Funding, 1.875%, 7/12/32 (EUR)  6,885,000 7,150
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,303
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 10,715,000 12,383
Jerrold Finco , 7.50%, 6/15/31  1,195,000 1,610
Jerrold Finco , 7.875%, 4/15/30 (1) 345,000 466
Miller Homes Group Finco , 7.00%, 5/15/29 (4) 3,830,000 5,045
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,832
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 5,682
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 2,159
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 5,075,000 5,670
Next Group, 3.625%, 5/18/28  7,491,000 9,736
Next Group, 4.375%, 10/2/26  982,000 1,303
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 6,475,000 6,992
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 9,920,000 12,689
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 5,300,000 6,089
Segro, 2.375%, 10/11/29  7,640,000 9,424
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,417
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,880
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,963
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,620
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,150
156,963
Government Bonds 4.3%
United Kingdom Gilt, 1.25%, 10/22/41  95,838,000 74,830
United Kingdom Gilt, 3.25%, 1/22/44  42,577,000 43,107
United Kingdom Gilt, 3.75%, 3/7/27  81,695,000 108,146
United Kingdom Gilt, 4.125%, 3/7/33  83,504,000 108,532
United Kingdom Gilt, 4.375%, 3/7/30  49,920,000 66,519

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, 4.375%, 7/31/54  20,452,000 22,802
423,936
Total United Kingdom (Cost $585,634) 580,899
UNITED STATES 4.8%
Corporate Bonds 4.7%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,916
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,758
Alphabet, 3.125%, 11/6/34 (EUR)  13,665,000 15,212
Amazon.com, 3.70%, 3/16/35 (EUR)  10,840,000 12,470
Amazon.com, 4.05%, 3/16/39 (EUR)  14,831,000 17,090
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,356
Aramark International Finance, 4.375%, 4/15/33 (EUR)  2,755,000 3,109
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 15,401
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,932
Baker Hughes Holdings, 3.226%, 3/11/30 (EUR)  2,890,000 3,304
Baker Hughes Holdings, 3.812%, 3/11/34 (EUR)  3,335,000 3,836
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 2,955
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 4,051
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,688
Belden, 4.25%, 2/1/33 (EUR) (1) 5,505,000 6,157
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR) (4) 5,119,000 5,571
Bond U.S. Bidco 1, 6.50%, 6/15/33 (EUR) (1)(4) 2,085,000 2,403
California Buyer, 5.625%, 2/15/32 (EUR)  4,250,000 4,929
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 12,318
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,818
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 13,216,000 15,274
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,410
Comcast, 0.75%, 2/20/32 (EUR)  7,200,000 7,093
CoreWeave , 8.50%, 7/15/32 (EUR) (1) 9,530,000 10,741
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  6,000,000 7,061
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 10,848
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 3,045
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,975
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 185
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,595
Fiserv, 4.25%, 6/23/34 (EUR)  4,545,000 5,192
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,709
Ford Motor Credit, 4.445%, 2/14/30 (EUR)  11,700,000 13,610
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,778
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,724

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 4,109
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 4,108
IQVIA, 4.625%, 6/15/33 (EUR) (1) 3,160,000 3,661
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 2,962
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 5,700,000 6,800
Maple Parent Holdings, 4.224%, 3/26/32 (EUR)  8,436,000 9,762
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  8,371,000 9,810
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,201
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 761
MKS, 4.25%, 2/15/34 (EUR) (1) 2,465,000 2,781
MKS, 4.25%, 2/15/34 (EUR)  4,300,000 4,851
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 11,156
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,919
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,436
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 5,594
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 12,522
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,485
Morgan Stanley, VR, 5.432%, 9/10/32 (GBP) (3) 1,815,000 2,431
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,827
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,534
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 7,700,000 8,678
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 8,820,000 9,932
OAK-Eagle Acquireco , 6.25%, 7/1/33 (EUR) (4) 6,320,000 7,552
OAK-Eagle Acquireco , 6.25%, 7/1/33 (EUR) (1)(4) 3,810,000 4,553
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  2,001,000 2,244
Shift4 Payments, 5.50%, 5/15/33 (EUR)  4,195,000 4,677
Sword Purchaser, 7.25%, 4/15/33 (EUR) (1) 10,915,000 13,075
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  2,247,000 2,613
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,246
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  5,312,000 5,774
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,961
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 9,145,000 10,702
UGI International, 5.00%, 6/1/31 (EUR) (1) 1,215,000 1,416
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 3,008
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,389
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,182
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,176
Viatris , 4.25%, 6/17/33 (EUR)  2,100,000 2,423
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 3,011
455,836

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 21,185,127 15,151
15,151
Total United States (Cost $466,272) 470,987
UZBEKISTAN 0.2%
Corporate Bonds 0.1%
JSCB Agrobank , 9.25%, 10/2/29 (USD)  4,700,000 5,095
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  2,218,000 2,387
7,482
Government Bonds 0.1%
Republic of Uzbekistan, 5.375%, 5/29/27 (EUR)  13,200,000 15,301
15,301
Total Uzbekistan (Cost $22,628) 22,783
SHORT-TERM INVESTMENTS 10.2%
Commercial Paper 1.0%
4 (2)  0.6%(10)
Nutrien , 3.978%, 7/15/26  17,799,000 17,770
Rogers Communications, 4.278%, 7/23/26  41,450,000 41,342
59,112
Non 4 (2)  0.4%
Videotron, 4.408%, 7/8/26  33,496,000 33,464
33,464
92,576
Money Market Funds 7.5%
T. Rowe Price Government Reserve Fund, 3.69% (11)(12) 730,824,800 730,825
730,825
U.S. Treasury Obligations 1.7%
U.S. Treasury Bills, 3.627%, 8/6/26 (13) 169,500,000 168,886
168,886
Total Short-Term Investments (Cost $992,297) 992,287

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.66% (11)(12) 18,366,693 18,367
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 18,367
Total Securities Lending Collateral (Cost $18,367) 18,367
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
10 Year Interest
Rate Swap,
6/28/38 Pay
Fixed 3.04%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.04%*
(EUR) (5) 2 331,950 11,209
Barclays Bank
10 Year Interest
Rate Swap,
6/28/38 Receive
Fixed 3.04%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.04%*
(EUR) (5) 2 331,950 10,878

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
6/28/58 Pay
Fixed 3.08%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.08%*
(EUR) (5) 1 53,925 3,983
Barclays Bank
30 Year Interest
Rate Swap,
6/28/58 Receive
Fixed 3.08%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/26/28 @ 3.08%*
(EUR) (5) 1 53,925 3,788
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 16,000 399
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 29,500 735

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 159,250 3,970
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 16,000 599
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 29,500 1,104
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
2/7/28 @ 3.15%*
(EUR) (5) 1 159,250 5,957

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 7/3/38
Pay Fixed 3.05%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.05%*
(EUR) (5) 1 110,650 3,718
Citibank
10 Year Interest
Rate Swap,
7/3/38 Receive
Fixed 3.05%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.05%*
(EUR) (5) 1 110,650 3,668
Citibank
30 Year Interest
Rate Swap, 7/3/58
Pay Fixed 3.10%
Annually, Receive
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.10%*
(EUR) (5) 1 161,775 11,656
Citibank
30 Year Interest
Rate Swap,
7/3/58 Receive
Fixed 3.10%
Annually, Pay
Variable 2.57%
(6M EURIBOR)
Semi-Annually,
6/29/28 @ 3.10%*
(EUR) (5) 1 161,775 11,718

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap, Protection
Bought
(Relevant Credit:
Markit iTraxx
Crossover-S45,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
8/19/26 @
28.75%*
(EUR) (5) 1 426,500 1,116
Total Options Purchased (Cost $76,726) 74,498
Total Investments in Securities
98.0% of Net Assets
(Cost $9,708,853) $ 9,585,902
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,206,149 and represents 12.3% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,215 and represents 0.0% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(5) Non-income producing

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(6) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $59,112 and represents 0.6% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
(13) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate

T. ROWE PRICE International Bond Fund (USD Hedged)

MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit iTraxx
Crossover-S45, 5 Year
Index, 6/20/31), Receive
5.00% Quarterly, Pay upon
credit default, 8/19/26 @
23.75%* (EUR) 1 426,500 (1,066)
Total Options Written (Premiums $(644)) $ (1,066)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 327 (219) 546
Total Greece (219) 546
Total Bilateral Credit Default Swaps, Protection
Sold (219) 546
Total Bilateral Swaps (219) 546
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 111,370 676 (1,653) 2,329
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/31 176,380 4,570 2,913 1,657
Total Foreign/Europe 3,986
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 37,447 441 165 276
Total Vietnam 276
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4,262

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.2)%
Chile (0.1)%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
4.487% (ICP) Semi-Annually, 3/16/28 19,750,000 (87) — (87)
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.529% (ICP) Semi-Annually, 3/18/28 19,750,000 (179) — (179)
5 Year Interest Rate Swap, Pay Fixed
4.945% Semi-Annually, Receive Variable
4.487% (ICP) Semi-Annually, 3/16/31 18,750,000 (233) — (233)
5 Year Interest Rate Swap, Pay Fixed
5.011% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 29,031,050 (435) — (435)
5 Year Interest Rate Swap, Pay Fixed
5.021% Semi-Annually, Receive Variable
4.518% (ICP) Semi-Annually, 4/28/31 29,740,950 (460) — (460)
5 Year Interest Rate Swap, Pay Fixed
5.036% Semi-Annually, Receive Variable
4.409% (ICP) Semi-Annually, 5/18/31 23,400,000 (371) — (371)
5 Year Interest Rate Swap, Pay Fixed
5.111% Semi-Annually, Receive Variable
4.511% (ICP) Semi-Annually, 5/20/31 11,700,000 (229) — (229)
5 Year Interest Rate Swap, Pay Fixed
5.170% Semi-Annually, Receive Variable
4.529% (ICP) Semi-Annually, 3/18/31 18,750,000 (443) — (443)
5 Year Interest Rate Swap, Pay Fixed
5.241% Semi-Annually, Receive Variable
4.398% (ICP) Semi-Annually, 5/21/31 23,400,000 (607) — (607)
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
4.464% (ICP) Semi-Annually, 4/11/35 32,470,487 (291) — (291)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
4.519% (ICP) Semi-Annually, 4/24/35 15,158,000 (250) — (250)
Total Chile (3,585)
China 0.0%
4 Year Interest Rate Swap, Receive
Fixed 1.547% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 4/9/30 84,900 55 — 55

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 4/11/30 204,300 (54) — (54)
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 50 — 50
5 Year Interest Rate Swap, Receive
Fixed 1.537% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 3/6/31 134,181 75 — 75
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 10/23/30 299,324 250 — 250
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 10/24/30 206,676 180 — 180
5 Year Interest Rate Swap, Receive
Fixed 1.602% Quarterly, Pay Variable
1.570% (7 Day Interbank Repo)
Quarterly, 4/1/31 78,000 83 — 83
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.550% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 113 — 113
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 249 — 249
Total China 1,001
Czech Republic 0.0%
10 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable
3.460% (6M CZK PRIBOR) Semi-
Annually, 3/4/36 1,296,599 921 — 921
Total Czech Republic 921
Foreign/Europe (0.0)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 2,629 — 2,629

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.617% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 1,291 — 1,291
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.639% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 1,237 — 1,237
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.147% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 (3,585) — (3,585)
10 Year Interest Rate Swap, Pay Fixed
2.879% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
2/9/36 43,131 (55) — (55)
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.309% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (2,761) — (2,761)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.159% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (4,688) — (4,688)
Total Foreign/Europe (5,932)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.638% (JPY TONA) Annually, 8/10/28 5,440,420 773 — 773
5 Year Interest Rate Swap, Receive
Fixed 1.612% Annually, Pay Variable
0.751% (JPY TONA) Annually, 1/23/31 5,290,000 (236) — (236)
Total Japan 537
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.490% (MXIBTIIE) 28 Days, 1/24/35 563,500 (2,101) — (2,101)
Total Mexico (2,101)
Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed
4.091% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/31 110,728 (223) — (223)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,581 (1,311) — (1,311)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,580 (1,325) — (1,325)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 159,927 (484) — (484)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,489 (133) — (133)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (473) — (473)
7 Year Interest Rate Swap, Pay Fixed
3.979% Annually, Receive Variable
3.700% (6M PLN WIBOR) Semi-
Annually, 3/4/33 92,500 74 — 74
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 141,801 (910) — (910)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 240,274 (2,500) — (2,500)
Total Poland (7,285)
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.057% Annually, Pay Variable
3.746% (GBP SONIA) Annually, 4/8/28 19,000 32 — 32
2 Year Interest Rate Swap, Receive
Fixed 4.126% Annually, Pay Variable
3.747% (GBP SONIA) Annually, 4/1/28 36,500 127 — 127

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.748% (GBP SONIA) Annually, 3/23/28 348,300 2,492 — 2,492
Total United Kingdom 2,651
Total Centrally Cleared Interest Rate Swaps (13,793)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 50,750 898 — 898
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 466 — 466
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.182% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/15/36 12,300 (44) — (44)
Total Foreign/Europe 1,320
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,320
Total Centrally Cleared Swaps (8,211)
Net payments (receipts) of variation margin to date 7,762
Variation margin receivable (payable) on centrally cleared swaps $ (449)
* Credit ratings as of June 30, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $8.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/17/26 MXN 762,347 USD 43,519 $ 12
Bank of America 7/17/26 RON 200,898 USD 45,897 (2,126)
Bank of America 7/17/26 USD 145,688 MXN 2,554,959 (203)
Bank of America 7/17/26 USD 69,090 RON 302,129 3,263
Bank of America 7/24/26 USD 4,931 NZD 8,360 178
Bank of America 8/14/26 USD 96,297 PLN 346,186 4,276
Bank of America 8/31/26 USD 260,357 SEK 2,400,415 11,951
Bank of America 9/11/26 USD 108,199 MYR 429,461 2,793
Bank of America 9/18/26 USD 352,597 CNH 2,371,830 1,350
Bank of America 9/24/26 USD 49,167 ILS 146,705 (240)
Bank of America 10/16/26 USD 65,318 SGD 83,542 246
Barclays Bank 7/16/26 TRY 506,431 USD 10,427 287
Barclays Bank 7/16/26 USD 10,498 TRY 506,431 (215)
Barclays Bank 7/17/26 USD 142,428 ZAR 2,379,457 (2,628)
Barclays Bank 8/7/26 USD 23,944 CLP 21,620,957 478
Barclays Bank 8/21/26 USD 7,763 EUR 6,635 165
Barclays Bank 8/24/26 USD 19,180 TRY 964,212 (615)
BNP Paribas 7/10/26 USD 40,598 IDR 690,712,447 2,021
BNP Paribas 7/10/26 USD 24,740 PEN 84,170 123
BNP Paribas 7/17/26 USD 8,317 RON 36,288 411
BNP Paribas 7/24/26 JPY 1,434,321 USD 9,213 (375)
BNP Paribas 7/24/26 USD 2,007,598 EUR 1,698,775 64,626
BNP Paribas 7/24/26 USD 1,085,949 JPY 171,445,444 29,462
BNP Paribas 8/21/26 USD 49,775 EUR 42,518 1,089
BNP Paribas 8/21/26 USD 450,448 GBP 334,146 7,229
BNY Mellon 7/24/26 USD 4,572 JPY 711,350 188
BNY Mellon 9/18/26 CNH 39,762 USD 5,904 (16)
Canadian Imperial Bank
of Commerce 7/24/26 EUR 3,723 USD 4,390 (132)
Canadian Imperial Bank
of Commerce 7/24/26 USD 3,401 JPY 539,916 73
Canadian Imperial Bank
of Commerce 8/21/26 USD 3,102 EUR 2,681 32
Citibank 7/10/26 IDR 905,839,567 USD 50,521 71
Citibank 7/10/26 NGN 19,297,055 USD 13,751 157
Citibank 7/10/26 NGN 9,290,000 USD 6,781 (85)
Citibank 7/10/26 PEN 17,441 USD 5,128 (27)
Citibank 7/10/26 USD 91,675 IDR 1,559,373,346 4,582
Citibank 7/15/26 EGP 940,039 USD 17,440 1,545
Citibank 7/24/26 USD 268,296 CHF 207,822 10,394

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/7/26 USD 19,170 INR 1,861,299 $ (442)
Citibank 8/12/26 EGP 954,921 USD 17,262 1,774
Citibank 8/21/26 EUR 9,054 USD 10,535 (167)
Citibank 8/31/26 SEK 198,135 USD 20,468 36
Citibank 8/31/26 USD 4,901 SEK 47,435 (8)
Citibank 10/9/26 USD 50,166 IDR 905,839,567 (19)
Deutsche Bank 7/10/26 USD 11,185 IDR 197,591,011 150
Deutsche Bank 7/17/26 USD 49,198 MXN 857,818 215
Deutsche Bank 7/24/26 AUD 7,116 USD 4,918 7
Deutsche Bank 7/24/26 CHF 77,690 USD 99,914 (3,503)
Deutsche Bank 7/24/26 JPY 4,746,821 USD 30,048 (797)
Deutsche Bank 7/24/26 USD 6,779 CAD 9,357 175
Deutsche Bank 7/24/26 USD 5,351 CHF 4,200 139
Deutsche Bank 8/7/26 CLP 5,725,624 USD 6,375 (161)
Deutsche Bank 8/21/26 USD 5,228 EUR 4,529 42
Deutsche Bank 8/21/26 USD 161,014 GBP 119,704 2,236
Deutsche Bank 8/31/26 USD 5,522 SEK 51,991 142
Deutsche Bank 9/2/26 USD 4,594 BRL 24,101 (4)
Goldman Sachs 7/10/26 IDR 29,193,447 USD 1,622 8
Goldman Sachs 7/10/26 INR 1,905,566 USD 20,110 8
Goldman Sachs 7/10/26 USD 34,117 IDR 580,441,876 1,699
Goldman Sachs 7/17/26 HUF 7,414,060 USD 23,777 16
Goldman Sachs 7/17/26 HUF 14,790,352 USD 47,872 (407)
Goldman Sachs 7/17/26 USD 123,796 CZK 2,575,114 2,552
Goldman Sachs 7/17/26 USD 93,874 MXN 1,640,527 198
Goldman Sachs 7/24/26 NZD 3,906 USD 2,296 (75)
Goldman Sachs 7/24/26 USD 48,945 NOK 479,043 566
Goldman Sachs 7/24/26 USD 2,469 NZD 4,180 93
Goldman Sachs 8/7/26 INR 2,923,188 USD 30,784 17
Goldman Sachs 8/21/26 USD 28,090 EUR 24,139 449
Goldman Sachs 8/31/26 SEK 2,131,344 USD 219,597 964
Goldman Sachs 9/2/26 BRL 117,788 USD 22,268 202
Goldman Sachs 9/2/26 USD 2,215 BRL 11,397 41
Goldman Sachs 9/18/26 USD 195,537 CNH 1,316,863 522
Goldman Sachs 10/16/26 USD 73,662 SGD 93,838 570
HSBC Bank 7/10/26 IDR 86,265,821 USD 4,816 2
HSBC Bank 7/10/26 IDR 219,918,483 USD 12,868 (585)
HSBC Bank 7/10/26 USD 69,459 IDR 1,206,207,597 2,091
HSBC Bank 7/24/26 USD 53,900 AUD 77,174 492

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 7/24/26 USD 46,043 EUR 39,258 $ 1,141
HSBC Bank 7/24/26 USD 100,896 JPY 16,282,609 559
HSBC Bank 8/7/26 CLP 11,422,619 USD 12,664 (267)
HSBC Bank 8/14/26 USD 56,130 PLN 204,526 1,764
HSBC Bank 8/21/26 USD 1,288,263 EUR 1,102,349 25,999
HSBC Bank 8/21/26 USD 5,976 EUR 5,240 (23)
HSBC Bank 9/11/26 USD 55,804 MYR 220,656 1,647
HSBC Bank 9/11/26 USD 48,581 THB 1,618,111 (420)
HSBC Bank 9/18/26 USD 5,877 CNH 39,713 (4)
JPMorgan Chase 7/10/26 IDR 43,780,212 USD 2,421 24
JPMorgan Chase 7/10/26 USD 1,942 IDR 33,076,512 95
JPMorgan Chase 7/17/26 USD 954 RON 4,311 14
JPMorgan Chase 7/24/26 AUD 4,235 USD 3,029 (98)
JPMorgan Chase 7/24/26 EUR 2,371 USD 2,776 (65)
JPMorgan Chase 8/21/26 EUR 4,286 USD 5,003 (96)
JPMorgan Chase 8/21/26 USD 27,536 EUR 23,662 441
JPMorgan Chase 8/21/26 USD 29,432 EUR 25,745 (48)
JPMorgan Chase 8/21/26 USD 5,521 GBP 4,135 36
JPMorgan Chase 9/18/26 USD 172,815 CNH 1,164,850 311
Morgan Stanley 7/24/26 AUD 4,617 USD 3,287 (92)
Morgan Stanley 7/24/26 USD 2,533 NZD 4,264 109
Morgan Stanley 8/21/26 EUR 6,575 USD 7,588 (59)
Morgan Stanley 8/21/26 USD 58,618 EUR 51,413 (254)
Morgan Stanley 9/2/26 USD 1,793 BRL 9,274 24
NatWest Bank 7/17/26 CZK 45,473 USD 2,181 (40)
NatWest Bank 8/21/26 USD 2,897 EUR 2,501 33
Nomura Securities
International 7/24/26 AUD 4,501 USD 3,263 (148)
Nomura Securities
International 7/24/26 JPY 1,458,393 USD 9,187 (200)
Nomura Securities
International 7/24/26 USD 4,638 CHF 3,741 (4)
Nomura Securities
International 8/21/26 USD 4,560 EUR 3,918 73
RBC Dominion
Securities 7/10/26 USD 69,323 IDR 1,182,488,776 3,280
RBC Dominion
Securities 7/24/26 USD 101,641 CAD 139,931 2,868
RBC Dominion
Securities 8/7/26 CLP 5,754,252 USD 6,373 (127)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 8/7/26 USD 10,623 CLP 9,462,053 $ 354
RBC Dominion
Securities 8/21/26 EUR 3,391 USD 3,952 (69)
RBC Dominion
Securities 8/21/26 USD 19,752 EUR 16,965 326
RBC Dominion
Securities 8/21/26 USD 27,386 EUR 23,940 (27)
RBC Dominion
Securities 8/21/26 USD 7,887 GBP 5,955 (12)
RBC Dominion
Securities 9/11/26 USD 12,787 COP 46,416,427 (562)
RBC Dominion
Securities 10/16/26 USD 69,974 SGD 89,053 608
Societe Generale 7/10/26 IDR 541,946,861 USD 31,465 (1,196)
Societe Generale 7/24/26 USD 3,768 JPY 597,291 88
Societe Generale 8/21/26 USD 7,193 EUR 6,217 75
Societe Generale 8/21/26 USD 55,921 EUR 48,893 (64)
Standard Chartered 7/10/26 IDR 905,672,137 USD 50,752 (169)
Standard Chartered 7/10/26 USD 6,088 IDR 103,894,478 286
Standard Chartered 7/10/26 USD 23,095 PEN 79,599 (185)
Standard Chartered 7/17/26 CZK 420,940 USD 20,149 (330)
Standard Chartered 7/24/26 USD 5,872 CAD 8,337 (13)
Standard Chartered 8/7/26 USD 21,005 CLP 18,932,062 457
Standard Chartered 8/21/26 USD 99,761 EUR 86,043 1,236
Standard Chartered 8/21/26 USD 2,967 EUR 2,598 (8)
Standard Chartered 8/31/26 USD 8,707 SEK 80,224 406
Standard Chartered 9/2/26 BRL 119,119 USD 22,798 (73)
Standard Chartered 9/11/26 USD 58,528 MYR 231,390 1,736
Standard Chartered 10/9/26 USD 50,416 IDR 905,672,137 240
State Street 7/24/26 JPY 633,521 USD 3,934 (30)
State Street 7/24/26 USD 50,153 AUD 70,004 1,708
State Street 7/24/26 USD 18,133 CAD 25,727 (27)
State Street 7/24/26 USD 9,868 EUR 8,551 88
State Street 8/21/26 EUR 3,416 USD 3,925 (14)
State Street 8/21/26 USD 9,810 EUR 8,632 (74)
State Street 10/16/26 USD 68,159 SGD 86,952 431
Toronto-Dominion Bank 7/24/26 AUD 4,535 USD 3,283 (145)
Toronto-Dominion Bank 7/24/26 USD 434,297 CAD 594,437 14,701
Toronto-Dominion Bank 8/21/26 USD 54,505 EUR 47,638 (44)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 9/2/26 BRL 66,540 USD 12,690 $ 4
UBS Investment Bank 7/10/26 IDR 405,711,705 USD 22,258 402
UBS Investment Bank 7/10/26 USD 8,505 INR 802,243 35
UBS Investment Bank 7/10/26 USD 11,638 INR 1,103,323 (10)
UBS Investment Bank 7/17/26 MXN 70,173 USD 4,016 (10)
UBS Investment Bank 7/24/26 EUR 5,481 USD 6,392 (123)
UBS Investment Bank 7/24/26 USD 2,460 NZD 4,201 72
UBS Investment Bank 8/7/26 USD 22,938 CLP 20,790,365 374
UBS Investment Bank 8/21/26 GBP 42,906 USD 57,511 (599)
UBS Investment Bank 8/21/26 USD 224,851 GBP 168,329 1,575
Wells Fargo 7/10/26 PEN 109,244 USD 31,220 730
Wells Fargo 7/24/26 EUR 5,269 USD 6,186 (160)
Wells Fargo 7/24/26 JPY 1,977,274 USD 12,528 (344)
Wells Fargo 8/7/26 USD 14,635 CLP 13,248,588 256
Wells Fargo 9/2/26 USD 133,050 BRL 685,819 2,214
Wells Fargo 9/11/26 COP 179,106,029 USD 49,783 1,726
Wells Fargo 9/11/26 USD 12,361 COP 46,416,427 (988)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 210,903

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4,396 Commonwealth of Australia ten year
bond contracts 9/26 334,237 $ 3,700
Long, 552 Commonwealth of Australia three year
bond contracts 9/26 39,973 185
Short, 5,028 Euro BOBL contracts 9/26 (662,857) (3,901)
Short, 332 Euro BTP contracts 9/26 (45,275) (480)
Short, 136 Euro BUND contracts 9/26 (19,788) (260)
Long, 807 Euro BUXL thirty year bond contracts 9/26 102,553 2,747
Long, 461 Euro OAT contracts 9/26 63,198 500
Long, 1,253 Euro SCHATZ contracts 9/26 151,701 342
Short, 156 Government of Canada ten year bond
contracts 9/26 (13,321) (128)
Short, 71 Government of Japan ten year bond
contracts 9/26 (55,793) (197)
Long, 3,143 Republic of South Korea ten year
bond contracts 9/26 217,594 2,347
Long, 3,723 Republic of South Korea three year
bond contracts 9/26 248,208 1,168
Long, 2,045 U.K. Gilt ten year contracts 9/26 241,990 4,159
Short, 708 U.S. Treasury Notes five year contracts 9/26 (75,789) (264)
Short, 807 Ultra U.S. Treasury Notes ten year
contracts 9/26 (90,762) (1,167)
Net payments (receipts) of variation margin to date (7,822)
Variation margin receivable (payable) on open futures contracts $ 929

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 12,838
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 12,838+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 603,018  ¤  ¤ $ 730,825
T. Rowe Price Treasury
Reserve Fund, 3.66% 27,450  ¤  ¤ 18,367
Total $ 749,192^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $12,838 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $749,192.

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,708,853) $ 9,585,902
Receivable for investment securities sold 240,426
Unrealized gain on forward currency exchange contracts 230,954
Interest receivable 90,297
Foreign currency (cost $5,403) 5,409
Receivable for shares sold 4,398
Due from affiliates 2,655
Variation margin receivable on futures contracts 929
Unrealized gain on bilateral swaps 546
Other assets 217
Total assets 10,161,733
Liabilities
Payable for investment securities purchased 330,459
Unrealized loss on forward currency exchange contracts 20,051
Obligation to return securities lending collateral 18,367
Payable for shares redeemed 7,789
Investment management fees payable 3,911
Options written (premiums $644) 1,066
Variation margin payable on centrally cleared swaps 449
Bilateral swap premiums received 219
Payable to directors 5
Other liabilities 1,913
Total liabilities 384,229
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 9,777,504

T. ROWE PRICE International Bond Fund (USD Hedged)
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (690,495)
Paid-in capital applicable to 1,146,612,029 shares of $0.01
par value capital stock outstanding; 18,000,000,000 shares
of the Corporation authorized 10,467,999
NET ASSETS $ 9,777,504
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $72,100; Shares outstanding: 8,455,080) $ 8.53
Advisor Class
(Net assets: $78; Shares outstanding: 9,205) $ 8.50
I Class
(Net assets: $3,190,589; Shares outstanding:
374,268,261) $ 8.52
Z Class
(Net assets: $6,514,737; Shares outstanding:
763,879,483) $ 8.53

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $787) $ 159,970
Dividend 12,838
Securities lending 48
Other 9
Total income 172,865
Expenses
Investment management 20,834
Shareholder servicing
Investor Class $ 95
I Class 52 147
Prospectus and shareholder reports
Investor Class 4
I Class 89
Z Class 2 95
Custody and accounting 623
Registration 215
Legal and audit 26
Directors 11
Miscellaneous 58
Waived / paid by Price Associates (15,363)
Total expenses 6,646
Net investment income 166,219

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $258) (8,372)
Futures (7,000)
Swaps 6,116
Options written 2,634
Forward currency exchange contracts 5,682
Foreign currency transactions (2,774)
Net realized loss (3,714)
Change in net unrealized gain / loss
Securities (242,638)
Futures 2,380
Swaps 3,102
Options written (422)
Forward currency exchange contracts 225,212
Other assets and liabilities denominated in foreign currencies (4,467)
Change in net unrealized gain / loss (16,833)
Net realized and unrealized gain / loss (20,547)
INCREASE IN NET ASSETS FROM OPERATIONS $ 145,672

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 166,219 $ 280,444
Net realized loss (3,714) (244,910)
Change in net unrealized gain / loss (16,833) 264,300
Increase in net assets from operations 145,672 299,834
Distributions to shareholders
Net earnings
Investor Class (1,201) (2,184)
Advisor Class (1) (2)
I Class (44,118) (46,700)
Z Class (123,827) (205,803)
Tax return of capital – –
Investor Class – (214)
Advisor Class – –
I Class – (4,581)
Z Class – (20,110)
Decrease in net assets from distributions (169,147) (279,594)
Capital share transactions
*
Shares sold
Investor Class 11,032 25,485
I Class 1,932,263 529,693
Z Class 1,043,626 977,944
Distributions reinvested
Investor Class 1,175 2,356
Advisor Class 1 2
I Class 43,862 51,072
Z Class 123,151 226,054
Shares redeemed
Investor Class (14,176) (26,900)
I Class (253,944) (986,602)
Z Class (416,882) (604,814)
Increase in net assets from capital share
transactions 2,470,108 194,290

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 2,446,633 214,530
Beginning of period 7,330,871 7,116,341
End of period $ 9,777,504 $ 7,330,871
*Share information (000s)
Shares sold
Investor Class 1,292 2,983
I Class 226,912 62,032
Z Class 122,264 114,415
Distributions reinvested
Investor Class 138 275
Advisor Class –
(1)
–
(1)
I Class 5,151 5,970
Z Class 14,443 26,407
Shares redeemed
Investor Class (1,663) (3,150)
I Class (29,786) (115,989)
Z Class (49,001) (70,787)
Increase in shares outstanding 289,750 22,156
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (USD Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares:
the International Bond Fund (USD Hedged) (Investor Class), the International
Bond Fund (USD Hedged)–Advisor Class (Advisor Class), the International
Bond Fund (USD Hedged)–I Class (I Class) and the International Bond Fund
(USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE International Bond Fund (USD Hedged)

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2026, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE International Bond Fund (USD Hedged)

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE International Bond Fund (USD Hedged)

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,500,7 50 $ — $ 8,500, 750
Short-Term Investments 730,825 261,46 2 — 992,28 7
Securities Lending Collateral 18,367 — — 18,367
Options Purchased — 74,498 — 74,498
Total Securities 749,192 8,836,710 — 9,585,902
Swaps* — 16,584 — 16,584
Forward Currency Exchange
Contracts — 230,954 — 230,954
Futures Contracts* 15,148 — — 15,148
Total $ 764,340 $ 9,084,248 $ — $ 9,848,588
Liabilities
Options Written $ — $ 1,066 $ — $ 1,066
Swaps* — 24,468 — 24,468
Forward Currency Exchange
Contracts — 20,051 — 20,051
Futures Contracts* 6,397 — — 6,397
Total $ 6,397 $ 45,585 $ — $ 51,982
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 1,364
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 99,16 1
Foreign exchange derivatives Forwards 230,954
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 5,705
^
,*
Total $ 337,18 4
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 44
Interest rate derivatives Centrally Cleared Swaps, Futures 30,821
Foreign exchange derivatives Forwards 20,051
Credit derivatives Options Written 1,066
Total $ 51,982
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,833 $ 1,833
Interest rate
derivatives 37 — (7,000) — 8,069 1,106
Foreign
exchange
derivatives (1,318) 2,634 — 5,682 — 6,998
Credit
derivatives — — — — (3,786) (3,786)
Total $ (1,281) $ 2,634 $ (7,000) $ 5,682 $ 6,116 $ 6,151
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 2,074 $ 2,074
Interest rate
derivatives (2,946) — 2,380 — (4,836) (5,402)
Foreign
exchange
derivatives (132) — — 225,212 — 225,080
Credit
derivatives (1,067) (422) — — 5,864 4,375
Total $ (4,145) $ (422) $ 2,380 $ 225,212 $ 3,102 $ 226,127
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in

T. ROWE PRICE International Bond Fund (USD Hedged)

accordance to global regulations on all bilateral derivatives with a counterparty, subject to an initial margin threshold (typically $50,000,000 per counterparty)
and a minimum transfer amount of $100,000 to $500,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, and by the governments of Canada, France,
Germany, Japan, or the United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $94,032,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 24,396 $ (2,569) $ 21,827 $ (23,220) $ —
Barclays Bank 30,788 (3,458) 27,330 (12,660) 14,670
BNP Paribas 104,961 (375) 104,586 (106,298) —
BNY Mellon 188 (16) 172 — 172
Canadian Imperial
Bank of Commerce 105 (132) (27) — —
Citibank 63,199 (1,814) 61,385 (30,956) 30,429
Deutsche Bank 3,106 (4,465) (1,359) 1,197 —
Goldman Sachs 7,905 (482) 7,423 (7,090) 333
HSBC Bank 33,695 (1,299) 32,396 (32,941) —
JPMorgan Chase 921 (307) 614 (896) —
Morgan Stanley 133 (405) (272) — —
NatWest Bank 33 (40) (7) — —
Nomura Securities
International 73 (352) (279) 261 —
RBC Dominion
Securities 7,436 (797) 6,639 (7,060) —
Societe Generale 163 (1,260) (1,097) 900 —
Standard Chartered 4,361 (778) 3,583 (3,380) 203
State Street 2,227 (145) 2,082 (2,400) —
Toronto-Dominion
Bank 14,705 (189) 14,516 (14,990) —
UBS Investment
Bank 2,458 (742) 1,716 (1,876) —
Wells Fargo 4,926 (1,492) 3,434 (3,520) —
Total $ 305,779 $ (21,117)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 85% and 93% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying

T. ROWE PRICE International Bond Fund (USD Hedged)

financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 21% and 25% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated

T. ROWE PRICE International Bond Fund (USD Hedged)

in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 31% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2026, the notional amount of protection sold by the fund totaled $378,700,000 (3.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform

T. ROWE PRICE International Bond Fund (USD Hedged)

in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 26% and
33% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments

T. ROWE PRICE International Bond Fund (USD Hedged)

of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $17,251,000; the value of cash collateral and related investments was $18,367,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $3,849,857,000 and $1,836,008,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$454,816,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,714,076,000. Net unrealized gain aggregated $80,595,000 at period-end, of which $428,897,000 related to appreciated investments and $348,302,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be

T. ROWE PRICE International Bond Fund (USD Hedged)

renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $2,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $—
(1)
$— $(15,363)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE International Bond Fund (USD Hedged)

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $106,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 12% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 128 shares of the Advisor Class, representing 1% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase

T. ROWE PRICE International Bond Fund (USD Hedged)

and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across

T. ROWE PRICE International Bond Fund (USD Hedged)

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund (USD Hedged)

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE International Bond Fund (USD Hedged)

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE International Bond Fund (USD Hedged)

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.

T. ROWE PRICE International Bond Fund (USD Hedged)

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe). The information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the second quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across

T. ROWE PRICE International Bond Fund (USD Hedged)

regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1114-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026